LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
LOSS PER SHARE
17.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	(1,588,712)	(2,658,184)	(2,176,340)	(306,530)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	3,441,729,444	3,623,838,985	3,558,354,940	3,558,354,940
Basic and diluted loss per share	(0.46)	(0.73)	(0.61)	(0.09)

For the years ended December 31, 2021, 2022 and 2023, the effects of all options and awarded shares were excluded from the computation of diluted loss per share for the periods presented as their effects would be anti-dilutive.